Contingencies and commitments - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Future minimum payments under operating leases
2016	$ 1,596
2017	2,652
2018	3,218
2019	4,211
2020	3,937
2021	3,412
Thereafter	19,551
Total	$ 38,577